                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

         /s/ Errol M. Rudman     New York, New York  May 15, 2000
         _______________________ ___________________ ____________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)



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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $742,512
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                                                            VOTING AUTHORITY
                    TITLE        CUSIP         MARKET    SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP          COMMON STOCK  001957109      11291       200500  SH               SOLE                  200500
AT&T CORP LIBERTY
  MEDIA GROUP      COMMON STOCK  001957208      36714       619000  SH               SOLE                  619000
AMGEN CORP         COMMON STOCK  031162100      37830       616378  SH               SOLE                  616378
AMPHENOL CORP
  NEW-CL A         COMMON STOCK  032095101      40365       394768  SH               SOLE                  394768
BANK ONE CORP      COMMON STOCK  06423A103       8594       250000  SH               SOLE                  250000
CABLEVISION SYSTEMS
  CORP-CL A        COMMON STOCK  12686C109      31734       522367  SH               SOLE                  522367
CACHEFLOW INC      COMMON STOCK  126946102       1138         9600  SH               SOLE                    9600
CITIGROUP INC      COMMON STOCK  172967101      17906       299053  SH               SOLE                  299053
COLUMBIA/HCA
  HEALTHCARE CORP  COMMON STOCK  197677107      15830       625399  SH               SOLE                  625399
FOX ENTERTAINMENT
  GROUP INC        COMMON STOCK  35138T107      10221       341400  SH               SOLE                  341400
HOMESTORE.COM INC  COMMON STOCK  437852106       8224       168700  SH               SOLE                  168700
ICG COMMUNICATIONS
  INC-DEL          COMMON STOCK  449246107      18832       521300  SH               SOLE                  521300
LIBERTY DIGITAL
  INC              COMMON STOCK  530436104        452        11730  SH               SOLE                   11730
LIFEPOINT HOSPITALS
  INC              COMMON STOCK  53219L109      18644      1121454  SH               SOLE                 1121454
LUCENT TECHNOLOGIES
  INC              COMMON STOCK  549463107       9331       150500  SH               SOLE                  150500
MEDIAONE GROUP INC COMMON STOCK  58440J104      23900       295062  SH               SOLE                  295062
MOTOROLA INC       COMMON STOCK  620076109      20465       140169  SH               SOLE                  140169
NEUBERGER BERMAN
  INC.             COMMON STOCK  641234109      11819       419300  SH               SOLE                  419300
PARAMETRIC
  TECHNOLOGY CORP  COMMON STOCK  699173100      14573       691900  SH               SOLE                  691900
READERS DIGEST
  ASSOCIATION INC  COMMON STOCK  755267101      15462       437100  SH               SOLE                  437100
REGENERON
  PHARMACEUTICALS
  INC              COMMON STOCK  75886F107      25705       869500  SH               SOLE                  869500
RITE AID CORP      COMMON STOCK  767754104       1718       305398  SH               SOLE                  305398
SALON COM          COMMON STOCK  79549F108        417        95300  SH               SOLE                   95300
SEPRACOR INC       COMMON STOCK  817315104      23330       320406  SH               SOLE                  320406




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SHAW INDUSTRIES
  INC              COMMON STOCK  820286102      54446      3584944  SH               SOLE                 3584944
SOTHEBYS HOLDINGS
  INC-CL A         COMMON STOCK  835898107       6907       368350  SH               SOLE                  368350
SYNOPSYS INC       COMMON STOCK  871607107      19500       400000  SH               SOLE                  400000
TELESPECTRUM
  WORLDWIDE INC    COMMON STOCK  87951U109       7988      1141105  SH               SOLE                 1141105
TICKETMASTER ONLINE-
  CITYSEARCH       COMMON STOCK  88633P203        443        17657  SH               SOLE                   17657
TIME WARNER
  TELECOM INC      COMMON STOCK  887319101       8491       106800  SH               SOLE                  106800
TRIAD HOSPITAL
  INC              COMMON STOCK  89579K109        641        38254  SH               SOLE                   38254
USA NETWORKS INC   COMMON STOCK  902984103      32595      1444644  SH               SOLE                 1444644
U S WEST INC NEW   COMMON STOCK  91273H101      21686       298600  SH               SOLE                  298600
UNITEDGLOBALCOM    COMMON STOCK  913247508      16829       224200  SH               SOLE                  224200
VCAMPUS CORP       COMMON STOCK  92240C100       3386       314935  SH               SOLE                  314935
GLOBAL CROSSING
  LTD              COMMON STOCK  G3921A100       8188       200000  SH               SOLE                  200000
XOMA LTD-(BERMUDA) COMMON STOCK  G9825R107       1976       255000  SH               SOLE                  255000
AT&T CORP          CALL          0019579DK      84469      1500000  SH    CALL       SOLE                 1500000
AMGEN CORP         CALL          0311623DL      21481       350000  SH    CALL       SOLE                  350000
AMGEN CORP         CALL          0311623DN      43576       710000  SH    CALL       SOLE                  710000
PARAMETRIC
  TECHNOLOGY CORP  CALL          6991739EY       2106       100000  SH    CALL       SOLE                  100000
PROCTER & GAMBLE
  CO               CALL          7427182AN       2825        50000  SH    CALL       SOLE                   50000
SYNOPSYS INC       CALL          8716079IJ        488        10000  SH    CALL       SOLE                   10000

                                               742512






















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